Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CEMENTOS PACASMAYO SAA
Entity Central Index Key	0001221029
Entity File Number	001-35401
Entity Incorporation, State or Country Code	R5
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urbanización El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	423,868,449
American Depositary Shares evidenced by American Depositary Receipts, each American Depositary Share representing five common shares of the Registrant, par value S/1.00 per share (“ADSs”)
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares evidenced by American Depositary Receipts, each American Depositary Share
Trading Symbol	CPAC
Security Exchange Name	NYSE
Common Shares, par value S/1.00 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value S/1.00 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Gabriela Dañino, Esq., General Counsel
Entity Address, Address Line One	Calle La Colonia 150
Entity Address, Address Line Two	Urb. El Vivero
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	+51
Local Phone Number	1-317-6000